UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03851 Nicholas II, Inc. (Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of principal executive offices) (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2006 Date of reporting period: 06/30/2006

Item 1. Schedule of Investments.

	Nicholas II, Inc.
	Schedule of Investments (unaudited)
	June 30, 2006

		VALUE
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COMMON STOCKS - 96.70%
Consumer Discretionary - Auto & Components - 2.12%
335,000	Gentex Corporation	$ 4,690,000
120,600	Harley-Davidson, Inc.	6,619,734
		------------
		11,309,734
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Consumer Discretionary - Consumer Services - 3.52%
102,500	Applebee's International, Inc.	1,970,050
150,000	International Game Technology	5,691,000
65,000	ITT Educational Services, Inc. *	4,277,650
180,000	Starbucks Corporation *	6,796,800
		------------
		18,735,500
		------------
	Consumer Discretionary - Media - 6.18%
125,265	Clear Channel Communications, Inc.	3,876,952
100,407	DIRECTV Group, Inc. (The) *	1,656,715
200,000	EchoStar Communications Corporation *	6,162,000
150,000	Lamar Advertising Company *	8,079,000
249,935	Liberty Global, Inc. - Series C *	5,141,163
60,278	Liberty Global, Inc. - Series A *	1,295,977
30,195	Liberty Media Holding Corporation Capital
	Common - Series A	2,529,435
125,000	Univision Communications Inc. *	4,187,500
		------------
		32,928,742
		------------
	Consumer Discretionary - Retail - 8.02%
225,672	IAC/InterActiveCorp *	5,978,051
90,000	J.C. Penney Company, Inc.	6,075,900
157,100	Kohl's Corporation *	9,287,752
150,979	Liberty Media Holding Corporation Interactive
	Common - Series A	2,605,898
320,000	O'Reilly Automotive, Inc. *	9,980,800
250,000	PETsMART, Inc.	6,400,000
70,000	Williams-Sonoma, Inc.	2,383,500
		------------
		42,711,901
		------------
	Consumer Staples - Food & Staple Retail - 1.37%
238,296	CVS Corporation	7,315,687
		------------
Consumer Staples - Food, Beverage & Tobacco - 1.50%
215,000	Hormel Foods Corporation	7,985,100
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	Energy - 5.19%
25,450	Apache Corporation	1,736,962
120,000	BJ Services Company	4,471,200
25,000	Cameron International Corporation *	1,194,250
55,000	GlobalSantaFe Corporation	3,176,250
90,000	Grant Prideco, Inc. *	4,027,500
151,324	Kinder Morgan Management, LLC *	6,509,940
106,000	Nabors Industries, Ltd. *	3,581,740
66,666	XTO Energy, Inc.	2,951,304
		------------
		27,649,146
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	Financials - Banks - 5.14%
215,000	Commerce Bancorp, Inc.	7,669,050
90,545	Fifth Third Bancorp	3,345,638
230,000	Marshall & Ilsley Corporation	10,520,200
90,000	MGIC Investment Corporation	5,850,000
		------------
		27,384,888
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	Financials - Diversified - 4.04%
67,500	Affiliated Managers Group, Inc. *	5,865,075
340,000	Eaton Vance Corp.	8,486,400
50,000	Legg Mason, Inc.	4,976,000
40,000	Moody's Corporation	2,178,400
		------------
		21,505,875
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	Financials - Insurance - 4.67%

230,000	Brown & Brown, Inc.	6,720,600
188,800	Nationwide Financial Services, Inc.	8,322,304
307,000	Willis Group Holdings Limited	9,854,700
		------------
		24,897,604
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	Health Care - Equipment - 6.74%
185,000	Biomet, Inc.	5,788,650
290,000	Boston Scientific Corporation *	4,883,600
10,000	Cooper Companies, Inc. (The)	442,900
85,000	DENTSPLY International Inc.	5,151,000
160,000	Kinetic Concepts, Inc. *	7,064,000
250,000	Respironics, Inc. *	8,555,000
125,000	St. Jude Medical, Inc. *	4,052,500
		------------
		35,937,650
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Health Care - Pharmaceuticals & Biotechnology - 8.07%
42,500	Allergan, Inc.	4,558,550
30,000	Biogen Idec Inc. *	1,389,900
32,000	Biotech HOLDRS Trust *	5,647,360
106,960	Fisher Scientific International Inc. *	7,813,428
166,500	Forest Laboratories, Inc. *	6,441,885
85,000	Invitrogen Corporation *	5,615,950
270,000	Medicis Pharmaceutical Corporation	6,480,000
160,000	Teva Pharmaceutical Industries Ltd.	5,054,400
		------------
		43,001,473
		------------
	Health Care - Services - 5.45%
23,252	Cardinal Health, Inc.	1,495,801
162,500	DaVita, Inc. *	8,076,250
260,883	Health Management Associates, Inc.	5,142,004
245,000	IMS Health Incorporated	6,578,250
12,600	Patterson Companies, Inc. *	440,118
145,000	Universal Health Services, Inc. - Class B	7,287,700
		------------
		29,020,123
		------------
	Industrials - Capital Goods - 1.68%
193,000	Fastenal Company	7,775,970
25,000	IDEX Corporation	1,180,000
		------------
		8,955,970
		------------
	Industrials - Commerical Services & Supplies - 6.48%
301,000	ARAMARK Corporation	9,966,110
116,604	ChoicePoint Inc. *	4,870,549
227,500	Cintas Corporation	9,045,400
165,000	Manpower Inc.	10,659,000
		------------
		34,541,059
		------------
	Industrials - Transportation - 1.50%
143,000	Expeditors International of Washington, Inc.	8,009,430
		------------
Information Technology - Hardware & Equipment - 11.07%
160,000	CDW Corporation	8,744,000
175,000	Harris Corporation	7,264,250
250,000	Jabil Circuit, Inc.	6,400,000
225,000	Molex Incorporated - Class A	6,464,250
51,400	Plantronics, Inc.	1,141,594
380,000	QLogic Corporation *	6,551,200
95,000	Tech Data Corporation *	3,639,450
215,000	Tektronix, Inc.	6,325,300
392,500	Vishay Intertechnology, Inc. *	6,174,025
183,750	Zebra Technologies Corporation - Class A *	6,276,900
		------------
		58,980,969
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 3.82%
217,000	Intersil Holding Corporation	5,045,250
175,000	Maxim Integrated Products, Inc.	5,619,250
288,750	Microchip Technology Incorporated	9,687,563
		------------
		20,352,063
		------------
	Information Technology - Software & Services - 6.82%
145,000	Affiliated Computer Services, Inc. *	7,483,450
322,500	BEA Systems, Inc. *	4,221,525

85,300	Check Point SoftwareTechnologies Ltd. *	1,499,574
305,937	Fiserv, Inc. *	13,877,302
243,500	Hewitt Associates, Inc. *	5,473,880
85,000	NAVTEQ Corporation *	3,797,800
------------
36,353,531
------------
Materials - 3.32%
291,400	Bemis Company, Inc.	8,922,668
155,000	Ecolab Inc.	6,289,900
50,000	Florida Rock Industries, Inc.	2,483,500
------------
17,696,068
------------
TOTAL Common Stocks	(COST: $	342,520,197)	515,272,513
------------

SHORT-TERM INVESTMENTS - 3.30%
Commercial Paper - 2.95%
$ 700,000	Kraft Foods Inc. 07/03/06, 5.26%	700,000
500,000	Fiserv, Inc. 07/05/06, 5.20%	499,856
375,000	Sara Lee Corporation 07/05/06, 5.11%	374,894
1,300,000	Fiserv, Inc. 07/07/06, 5.20%	1,299,249
815,000	Walt Disney Company (The) 07/10/06, 5.04%	814,201
775,000	Walt Disney Company (The) 07/10/06, 5.06%	774,237
1,025,000	CVS Corporation 07/11/06, 5.18%	1,023,820
250,000	CVS Corporation 07/11/06, 5.18%	249,712
1,000,000	Time Warner Cable, Inc. 07/12/06, 5.16%	998,710
975,000	CVS Corporation 07/14/06, 5.30%	973,421
600,000	General Mills, Inc. 07/17/06, 5.35%	598,752
800,000	Fortune Brands, Inc. 07/18/06, 5.12%	798,293
1,300,000	Fiserv, Inc. 07/20/06, 5.45%	1,296,654
755,000	Fiserv, Inc. 07/24/06, 5.35%	752,644
750,000	General Mills, Inc. 07/25/06, 5.36%	747,543
625,000	Sara Lee Corporation 07/25/06, 5.35%	622,957
1,550,000	Walt Disney Company (The) 07/25/06, 5.18%	1,545,093
550,000	CVS Corporation 07/26/06, 5.35%	548,120
525,000	Fortune Brands, Inc. 08/01/06, 5.25%	522,780
600,000	Time Warner Cable, Inc. 08/04/06, 5.37%	597,136
------------
15,738,072
------------
Variable Rate Demand Notes - 0.35%
1,871,663	Wisconsin Corporate Central Credit Union	1,871,663
------------
TOTAL Short-term Investments (COST: $ 17,609,735)	17,609,735
------------

TOTAL SECURITY HOLDINGS - 100.01%	532,882,248
LIABILITIES, NET OF OTHER ASSETS	(0.01)%	(39,495)
------------
TOTAL NET ASSETS	$532,842,753
------------
------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2006, investment cost for federal tax purposes was $360,129,932 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$186,988,855
Unrealized depreciation	(14,236,538)
------------
Net unrealized appreciation	$172,752,316
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/24/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/24/2006 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/24/2006